August 10, 2007

Supplement

SUPPLEMENT DATED AUGUST 10, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE UTILITIES PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The second, third, fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Sector Funds team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management and the execution of the overall strategy of the Portfolio is Mary Jayne Maly, a Managing Director of the Investment Adviser.

Ms. Maly has been associated with the Investment Adviser in an investment management capacity since November 1992 and began managing the Portfolio in January 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR UT 08/07

August 10, 2007

Supplement

SUPPLEMENT DATED AUGUST 10, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2007

The first and second paragraphs of the section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Utilities Portfolio’’ are hereby deleted.

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Utilities Portfolio’’ with reference to Edward F. Gaylor and Steven K. Kreider are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.